Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning	$ 1,302,717	$ 767,726
Assumed from Boxlight Group			761,622
Additions	71,903	1,070,528	259,744
Amortization or earned	(715,462)	(535,537)	(253,640)
Balance, ending	659,158	1,302,717	767,726
Deferred revenue - short-term	483,243	1,127,423	495,603	[1]
Deferred revenue - long-term	$ 175,915	$ 175,294	$ 272,123	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.